Lease - Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	$ 595,792
Less: present value discount	(13,139)
Total operating lease liabilities	582,653	$ 499,515
By September 30, 2025 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	464,702
By September 30, 2026 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	131,090
By September 30, 2027 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments
By September 30, 2028 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments